12. Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
12. Valuation and Qualifying Accounts

9. Valuation and Qualifying Accounts

Allowance for Doubtful Accounts

The Company has the following allowances for doubtful accounts (in thousands):

	Year Ended December 31,
	2012	2011
Beginning balance	$20	$38
Additions / (Adjustments)	(8)	(18)
Balance	$12	$20

Inventory Reserves

The Company has the following reserves for inventory balance (in thousands):

	Year Ended December 31,
	2012	2011
Beginning balance	$64	$—
Additions / (Adjustments)	(12)	64
Balance	$52	$64